DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers USD High Yield Corporate Bond ETF

November 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.7%
Basic Materials - 3.7%
Chemicals - 2.0%
Ashland LLC, 144A, 3.375%, 9/1/31	$1,986,000	$1,594,041
ASP Unifrax Holdings, Inc.
144A, 5.25%, 9/30/28	3,592,000	2,970,584
144A, 7.50%, 9/30/29(a)	1,810,000	1,195,715
Avient Corp.
144A, 5.75%, 5/15/25	2,869,000	2,800,304
144A, 7.125%, 8/1/30	3,200,000	3,128,080
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	3,143,000	2,577,260
Chemours Co.
5.375%, 5/15/27(a)	2,207,000	2,006,571
144A, 5.75%, 11/15/28	3,514,000	3,090,563
144A, 4.625%, 11/15/29	2,785,000	2,247,133
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	2,406,000	2,106,212
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	2,096,000	1,865,817
Methanex Corp.
5.125%, 10/15/27	3,090,000	2,838,675
5.25%, 12/15/29	3,143,000	2,811,414
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	4,715,000	4,594,131
144A, 5.00%, 5/1/25	2,307,000	2,175,270
144A, 5.25%, 6/1/27	4,664,000	4,192,124
144A, 4.25%, 5/15/29(a)	2,582,000	2,157,300
Olin Corp.
5.125%, 9/15/27	2,262,000	2,123,057
5.625%, 8/1/29	3,034,000	2,838,966
5.00%, 2/1/30	2,332,000	2,107,580
Olympus Water US Holding Corp.
144A, 4.25%, 10/1/28	3,660,000	2,971,847
144A, 6.25%, 10/1/29	1,816,000	1,275,794
SCIH Salt Holdings, Inc.
144A, 4.875%, 5/1/28	5,137,000	4,547,786
144A, 6.625%, 5/1/29	3,167,000	2,625,807
Tronox, Inc., 144A, 4.625%, 3/15/29	4,827,000	3,870,023
Valvoline, Inc.
144A, 4.25%, 2/15/30	2,669,000	2,598,901
144A, 3.625%, 6/15/31	2,502,000	2,043,621
WR Grace Holdings LLC
144A, 4.875%, 6/15/27	3,334,000	2,968,260
144A, 5.625%, 8/15/29	5,336,000	4,412,552

(Cost $90,035,300)		78,735,388

Forest Products & Paper - 0.1%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $4,030,399)	4,073,000	3,452,153

Iron/Steel - 0.4%
Cleveland-Cliffs, Inc.
144A, 6.75%, 3/15/26	3,751,000	3,777,707
5.875%, 6/1/27(a)	2,761,000	2,617,193
Mineral Resources Ltd.
144A, 8.125%, 5/1/27	3,143,000	3,181,918
144A, 8.00%, 11/1/27	2,763,000	2,859,069
144A, 8.50%, 5/1/30	2,806,000	2,847,206
United States Steel Corp., 6.875%, 3/1/29(a)	2,113,000	2,027,206

(Cost $17,849,550)		17,310,299

Mining - 1.2%
Arconic Corp.
144A, 6.00%, 5/15/25	3,377,000	3,333,588
144A, 6.125%, 2/15/28	4,004,000	3,729,171
Constellium SE, 144A, 3.75%, 4/15/29(a)	2,245,000	1,837,460
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24	3,711,000	3,685,505
144A, 4.50%, 9/15/27	2,694,000	2,467,987
144A, 5.875%, 4/15/30	3,334,000	3,128,709
144A, 4.375%, 4/1/31	6,811,000	5,717,562
144A, 6.125%, 4/15/32	3,592,000	3,290,990
Hudbay Minerals, Inc.
144A, 4.50%, 4/1/26	2,648,000	2,401,555
144A, 6.125%, 4/1/29	2,694,000	2,415,125
Kaiser Aluminum Corp.
144A, 4.625%, 3/1/28	2,334,000	2,056,207
144A, 4.50%, 6/1/31	2,428,000	2,054,416
Novelis Corp.
144A, 3.25%, 11/15/26	3,311,000	2,962,954
144A, 4.75%, 1/30/30	7,239,000	6,540,654
144A, 3.875%, 8/15/31	3,394,000	2,787,119

(Cost $54,126,099)		48,409,002

Communications - 18.6%
Advertising - 0.9%
Clear Channel Outdoor Holdings, Inc.
144A, 5.125%, 8/15/27	5,598,000	4,832,242
144A, 7.75%, 4/15/28	4,490,000	3,350,706
144A, 7.50%, 6/1/29	4,915,000	3,621,544
CMG Media Corp., 144A, 8.875%, 12/15/27	4,557,000	3,471,887
Lamar Media Corp.
3.75%, 2/15/28	2,627,000	2,333,360
4.00%, 2/15/30(a)	2,470,000	2,161,250
3.625%, 1/15/31	2,620,000	2,184,621
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A, 6.25%, 6/15/25	1,544,000	1,538,326
144A, 5.00%, 8/15/27	3,069,000	2,800,463
144A, 4.25%, 1/15/29	2,360,000	1,972,960
144A, 4.625%, 3/15/30	2,224,000	1,865,320

Stagwell Global LLC, 144A, 5.625%, 8/15/29	4,939,000	4,240,971

(Cost $41,187,706)		34,373,650

Internet - 1.5%
Arches Buyer, Inc.
144A, 4.25%, 6/1/28	4,266,000	3,524,462
144A, 6.125%, 12/1/28	2,262,000	1,821,317
Gen Digital, Inc.
144A, 5.00%, 4/15/25	4,977,000	4,833,787
144A, 6.75%, 9/30/27	4,054,000	4,075,000
144A, 7.125%, 9/30/30	2,715,000	2,718,339
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	2,669,000	2,534,095
144A, 3.50%, 3/1/29	3,592,000	3,039,862
Match Group Holdings II LLC
144A, 5.00%, 12/15/27	2,027,000	1,885,122
144A, 4.625%, 6/1/28	2,245,000	2,009,359
144A, 4.125%, 8/1/30	2,262,000	1,862,996
144A, 3.625%, 10/1/31	2,262,000	1,733,712
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	3,525,000	2,182,018
Rakuten Group, Inc., 144A, 10.25%, 11/30/24	2,265,000	2,232,264
Twitter, Inc.
144A, 3.875%, 12/15/27(a)	170,000	167,372
144A, 5.00%, 3/1/30(a)	3,000	2,987
Uber Technologies, Inc.
144A, 7.50%, 5/15/25	4,456,000	4,486,564
144A, 8.00%, 11/1/26	6,779,000	6,863,798
144A, 7.50%, 9/15/27	5,479,000	5,515,928
144A, 6.25%, 1/15/28	2,207,000	2,132,470
144A, 4.50%, 8/15/29	6,713,000	5,842,022
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	2,104,000	1,829,730

(Cost $67,542,788)		61,293,204

Media - 10.3%
Altice Financing SA
144A, 5.00%, 1/15/28	5,388,000	4,455,202
144A, 5.75%, 8/15/29	9,259,000	7,582,010
AMC Networks, Inc.
5.00%, 4/1/24	1,763,000	1,685,340
4.75%, 8/1/25	3,692,000	3,276,521
4.25%, 2/15/29(a)	4,490,000	3,322,331
Audacy Capital Corp.
144A, 6.50%, 5/1/27	2,065,000	528,403
144A, 6.75%, 3/31/29	2,425,000	551,469
Cable One, Inc., 144A, 4.00%, 11/15/30	2,919,000	2,305,565
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.50%, 5/1/26	3,321,000	3,241,130
144A, 5.125%, 5/1/27	14,593,000	13,737,194
144A, 5.00%, 2/1/28	11,225,000	10,207,790
144A, 5.375%, 6/1/29	6,943,000	6,309,000
144A, 6.375%, 9/1/29	6,735,000	6,362,113
144A, 4.75%, 3/1/30	13,895,000	11,939,590
144A, 4.50%, 8/15/30	12,548,000	10,509,075
144A, 4.25%, 2/1/31	13,670,000	11,119,178
144A, 4.75%, 2/1/32	5,388,000	4,512,423
4.50%, 5/1/32	13,193,000	10,901,640
144A, 4.50%, 6/1/33	7,858,000	6,245,185
144A, 4.25%, 1/15/34	8,980,000	7,006,331
CSC Holdings LLC
5.25%, 6/1/24	3,331,000	3,201,929
144A, 5.50%, 4/15/27	5,882,000	5,396,676
144A, 5.375%, 2/1/28	4,490,000	4,036,353
144A, 7.50%, 4/1/28	4,696,000	3,666,895
144A, 6.50%, 2/1/29	7,858,000	7,170,425
144A, 5.75%, 1/15/30	10,403,000	7,129,176
144A, 4.125%, 12/1/30	5,039,000	3,873,731
144A, 4.625%, 12/1/30	10,457,000	6,648,064
144A, 3.375%, 2/15/31	4,490,000	3,264,230
144A, 4.50%, 11/15/31	6,935,000	5,313,424
144A, 5.00%, 11/15/31	2,207,000	1,395,088
Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26	13,209,000	2,073,153
144A, 6.625%, 8/15/27	7,493,000	295,599
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	16,814,000	15,348,912
DISH DBS Corp.
5.875%, 11/15/24	8,979,000	8,441,068
7.75%, 7/1/26	9,160,000	7,530,115
144A, 5.25%, 12/1/26	12,348,000	10,526,670
7.375%, 7/1/28	4,486,000	3,293,173
144A, 5.75%, 12/1/28	11,425,000	9,271,387
5.125%, 6/1/29	6,735,000	4,386,505
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	5,837,000	4,424,796
Gray Television, Inc.
144A, 5.875%, 7/15/26	3,120,000	2,879,136
144A, 7.00%, 5/15/27	3,331,000	3,072,847
144A, 4.75%, 10/15/30	3,831,000	2,840,878
iHeartCommunications, Inc.
6.375%, 5/1/26	3,632,157	3,439,603
8.375%, 5/1/27(a)	5,687,516	5,044,599
144A, 5.25%, 8/15/27	3,511,000	3,131,970
144A, 4.75%, 1/15/28	2,245,000	1,922,495

LCPR Senior Secured Financing DAC
144A, 6.75%, 10/15/27	5,213,000	4,938,275
144A, 5.125%, 7/15/29	3,778,000	3,124,257
McGraw-Hill Education, Inc.
144A, 5.75%, 8/1/28	4,041,000	3,588,933
144A, 8.00%, 8/1/29	3,265,000	2,776,344
News Corp.
144A, 3.875%, 5/15/29	4,501,000	4,006,228
144A, 5.125%, 2/15/32	2,245,000	2,060,764
Nexstar Media, Inc.
144A, 5.625%, 7/15/27	8,015,000	7,540,613
144A, 4.75%, 11/1/28	4,490,000	3,938,044
Radiate Holdco LLC / Radiate Finance, Inc.
144A, 4.50%, 9/15/26	4,041,000	3,311,903
144A, 6.50%, 9/15/28	4,504,000	2,438,984
Sinclair Television Group, Inc.
144A, 5.50%, 3/1/30	2,207,000	1,692,008
144A, 4.125%, 12/1/30	3,311,000	2,537,152
Sirius XM Radio, Inc.
144A, 3.125%, 9/1/26	4,490,000	4,059,140
144A, 5.00%, 8/1/27	6,716,000	6,275,263
144A, 4.00%, 7/15/28	8,980,000	7,945,504
144A, 5.50%, 7/1/29	5,613,000	5,232,607
144A, 4.125%, 7/1/30	6,835,000	5,740,922
144A, 3.875%, 9/1/31	6,935,000	5,659,203
TEGNA, Inc.
144A, 4.75%, 3/15/26	2,453,000	2,399,237
4.625%, 3/15/28	4,490,000	4,240,311
5.00%, 9/15/29	5,039,000	4,725,601
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	4,600,000	4,153,800
Univision Communications, Inc.
144A, 5.125%, 2/15/25	6,582,000	6,360,417
144A, 6.625%, 6/1/27	7,011,000	6,844,012
144A, 4.50%, 5/1/29	4,635,000	3,951,106
144A, 7.375%, 6/30/30	4,072,000	4,036,390
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	5,613,000	4,736,362
UPC Holding BV, 144A, 5.50%, 1/15/28	2,031,000	1,810,758
Videotron Ltd.
144A, 5.375%, 6/15/24	2,669,000	2,645,246
144A, 5.125%, 4/15/27	2,718,500	2,602,175
144A, 3.625%, 6/15/29(a)	2,245,000	1,896,336
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	4,353,000	3,555,921
Virgin Media Secured Finance PLC
144A, 5.50%, 5/15/29	6,398,000	5,845,085
144A, 4.50%, 8/15/30	4,109,000	3,437,144
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	6,847,000	5,674,520
Ziggo Bond Co. BV
144A, 6.00%, 1/15/27	2,756,000	2,546,985
144A, 5.125%, 2/28/30	2,245,000	1,825,039
Ziggo BV, 144A, 4.875%, 1/15/30	4,550,000	3,874,985

(Cost $508,382,781)		418,843,961

Telecommunications - 5.9%
Altice France Holding SA
144A, 10.50%, 5/15/27	7,114,000	5,633,363
144A, 6.00%, 2/15/28	5,500,000	3,697,932
Altice France SA
144A, 8.125%, 2/1/27	8,058,000	7,683,585
144A, 5.50%, 1/15/28	4,939,000	4,123,225
144A, 5.125%, 1/15/29	2,133,000	1,682,884
144A, 5.125%, 7/15/29	11,225,000	8,719,131
144A, 5.50%, 10/15/29	9,150,000	7,227,337
Avaya, Inc., 144A, 6.125%, 9/15/28	4,490,000	1,975,802
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	5,635,000	5,029,238
CommScope Technologies LLC
144A, 6.00%, 6/15/25	6,142,000	5,651,221
144A, 5.00%, 3/15/27	3,368,000	2,582,161
CommScope, Inc.
144A, 6.00%, 3/1/26	6,691,000	6,466,650
144A, 8.25%, 3/1/27	4,612,000	3,966,320
144A, 7.125%, 7/1/28	3,143,000	2,440,917
144A, 4.75%, 9/1/29	5,613,000	4,708,184
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	9,425,000	8,922,035
Consolidated Communications, Inc.
144A, 5.00%, 10/1/28	1,796,000	1,359,328
144A, 6.50%, 10/1/28	3,368,000	2,753,006
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	5,164,000	4,879,980
144A, 5.00%, 5/1/28	7,262,000	6,537,979
144A, 6.75%, 5/1/29	4,490,000	3,774,968
5.875%, 11/1/29	3,376,685	2,699,660
144A, 6.00%, 1/15/30	4,490,000	3,610,498
144A, 8.75%, 5/15/30	5,388,000	5,556,052
Hughes Satellite Systems Corp.
5.25%, 8/1/26	3,359,000	3,210,994
6.625%, 8/1/26(a)	3,362,500	3,131,257
Iliad Holding SASU
144A, 6.50%, 10/15/26	5,388,000	5,130,517
144A, 7.00%, 10/15/28	4,041,000	3,819,957
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	13,570,000	12,515,611

Level 3 Financing, Inc.
144A, 3.40%, 3/1/27	3,381,000	2,875,622
144A, 4.625%, 9/15/27	4,464,000	3,767,058
144A, 4.25%, 7/1/28	5,388,000	4,223,735
144A, 3.625%, 1/15/29	3,772,000	2,750,957
144A, 3.75%, 7/15/29	4,213,000	3,048,966
144A, 3.875%, 11/15/29	3,368,000	2,622,190
Lumen Technologies, Inc.
144A, 5.125%, 12/15/26	3,458,000	2,961,812
144A, 4.00%, 2/15/27	5,613,000	4,792,239
144A, 4.50%, 1/15/29	4,590,000	3,105,250
144A, 5.375%, 6/15/29	2,291,000	1,621,936
Nokia OYJ, 4.375%, 6/12/27	2,224,000	2,105,572
Sprint LLC
7.125%, 6/15/24	11,422,000	11,678,534
7.625%, 2/15/25	6,735,000	6,985,809
7.625%, 3/1/26	6,735,000	7,091,643
Switch Ltd.
144A, 3.75%, 9/15/28	1,957,000	1,975,401
144A, 4.125%, 6/15/29	1,862,000	1,876,181
Telecom Italia SpA, 144A, 5.303%, 5/30/24	6,735,000	6,532,176
Telesat Canada / Telesat LLC
144A, 5.625%, 12/6/26	2,262,000	1,069,644
144A, 4.875%, 6/1/27	1,810,000	815,658
Viasat, Inc.
144A, 5.625%, 9/15/25	3,115,000	2,902,136
144A, 5.625%, 4/15/27	2,688,000	2,473,471
144A, 6.50%, 7/15/28	1,796,000	1,384,662
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	6,062,000	4,873,969
144A, 4.75%, 7/15/31	6,386,000	5,244,183
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	6,286,000	5,484,346
Zayo Group Holdings, Inc.
144A, 4.00%, 3/1/27	6,834,000	4,906,060
144A, 6.125%, 3/1/28	4,849,000	2,639,335

(Cost $281,752,823)		241,298,337

Consumer, Cyclical - 22.3%
Airlines - 1.3%
Air Canada, 144A, 3.875%, 8/15/26	5,388,000	4,936,822
American Airlines Group, Inc., 144A, 3.75%, 3/1/25(a)	2,251,000	1,973,183
American Airlines, Inc., 144A, 11.75%, 7/15/25	11,226,000	12,339,327
Delta Air Lines, Inc.
2.90%, 10/28/24	3,973,000	3,771,986
7.375%, 1/15/26	3,961,000	4,097,358
4.375%, 4/19/28	1,981,000	1,803,631
3.75%, 10/28/29(a)	1,984,000	1,702,480
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	5,429,542	5,088,716
United Airlines, Inc.
144A, 4.375%, 4/15/26	8,981,000	8,316,778
144A, 4.625%, 4/15/29	9,318,000	8,252,586

(Cost $56,704,058)		52,282,867

Apparel - 0.2%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	4,101,000	3,977,621
144A, 4.875%, 5/15/26	4,072,000	3,711,445

(Cost $8,373,742)		7,689,066

Auto Manufacturers - 3.8%
Allison Transmission, Inc.
144A, 4.75%, 10/1/27	1,791,000	1,662,999
144A, 5.875%, 6/1/29	2,307,000	2,183,501
144A, 3.75%, 1/30/31	4,525,000	3,778,027
Ford Motor Co.
4.346%, 12/8/26(a)	6,749,000	6,435,076
9.625%, 4/22/30	1,954,000	2,262,224
3.25%, 2/12/32	11,226,000	8,931,273
6.10%, 8/19/32	7,858,000	7,550,920
Ford Motor Credit Co. LLC
3.81%, 1/9/24	3,311,000	3,236,469
5.584%, 3/18/24	6,793,000	6,724,017
3.664%, 9/8/24	3,383,000	3,252,027
4.063%, 11/1/24	6,669,000	6,446,058
2.30%, 2/10/25	5,618,000	5,160,751
4.687%, 6/9/25	2,748,000	2,647,127
5.125%, 6/16/25	7,885,000	7,643,935
4.134%, 8/4/25	6,322,000	5,989,210
3.375%, 11/13/25	9,397,000	8,680,479
GMTN, 4.389%, 1/8/26	5,457,000	5,179,512
4.542%, 8/1/26	3,381,000	3,210,226
2.70%, 8/10/26	6,851,000	6,026,825
4.271%, 1/9/27	4,323,000	4,008,156
4.95%, 5/28/27	6,735,000	6,381,109
4.125%, 8/17/27	5,757,000	5,259,221
3.815%, 11/2/27	3,368,000	3,013,552
7.35%, 11/4/27	7,010,000	7,293,134
2.90%, 2/16/28	3,368,000	2,816,037
2.90%, 2/10/29	3,368,000	2,765,667
5.113%, 5/3/29	6,764,000	6,219,936
4.00%, 11/13/30	7,566,000	6,409,083
3.625%, 6/17/31	4,444,000	3,652,767

Jaguar Land Rover Automotive PLC
144A, 7.75%, 10/15/25	3,114,000	2,835,499
144A, 4.50%, 10/1/27(a)	2,262,000	1,727,292
144A, 5.875%, 1/15/28	3,019,000	2,330,547
144A, 5.50%, 7/15/29	2,245,000	1,608,821

(Cost $169,382,301)		153,321,477

Auto Parts & Equipment - 1.3%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	3,577,000	3,300,230
American Axle & Manufacturing, Inc.
6.50%, 4/1/27(a)	2,227,000	2,096,620
6.875%, 7/1/28(a)	1,866,000	1,800,009
5.00%, 10/1/29	2,694,000	2,334,060
Clarios Global LP, 144A, 6.75%, 5/15/25	2,102,000	2,103,508
Clarios Global LP / Clarios US Finance Co.
144A, 6.25%, 5/15/26	3,815,000	3,780,493
144A, 8.50%, 5/15/27	8,868,000	8,668,156
Dana, Inc.
5.375%, 11/15/27	1,766,000	1,620,204
5.625%, 6/15/28	1,796,000	1,650,123
4.25%, 9/1/30	1,796,000	1,439,376
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	3,559,000	3,699,536
5.00%, 5/31/26(a)	4,121,000	3,999,492
4.875%, 3/15/27(a)	3,212,000	2,981,274
5.00%, 7/15/29	3,860,000	3,365,978
5.25%, 4/30/31(a)	2,478,000	2,123,076
5.25%, 7/15/31	2,748,000	2,358,952
5.625%, 4/30/33(a)	1,986,000	1,696,640
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	4,956,000	4,751,416

(Cost $58,852,309)		53,769,143

Distribution/Wholesale - 0.2%
American Builders & Contractors Supply Co., Inc.
144A, 4.00%, 1/15/28	3,205,000	2,867,033
144A, 3.875%, 11/15/29	1,814,000	1,499,271
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	5,543,000	4,716,284
Wesco Aircraft Holdings, Inc., 144A, 13.125%, 11/15/27	2,391,000	603,727

(Cost $12,360,428)		9,686,315

Entertainment - 3.3%
AMC Entertainment Holdings, Inc.
144A, 10.00%, 6/15/26	6,446,260	2,340,669
144A, 7.50%, 2/15/29	4,366,000	2,493,706
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	15,456,000	15,288,799
144A, 8.125%, 7/1/27	8,183,000	8,226,370
144A, 4.625%, 10/15/29	5,388,000	4,514,066
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	4,476,000	4,428,599
CDI Escrow Issuer, Inc., 144A, 5.75%, 4/1/30	5,388,000	4,909,842
Cedar Fair LP, 5.25%, 7/15/29(a)	2,324,000	2,034,397
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A, 5.50%, 5/1/25	4,546,000	4,537,658
5.375%, 4/15/27	2,224,000	2,122,323
Churchill Downs, Inc.
144A, 5.50%, 4/1/27	2,669,000	2,541,380
144A, 4.75%, 1/15/28	3,167,000	2,874,473
Cinemark USA, Inc.
144A, 5.875%, 3/15/26	1,802,000	1,577,291
144A, 5.25%, 7/15/28	3,452,000	2,761,255
International Game Technology PLC
144A, 6.50%, 2/15/25	3,090,000	3,109,428
144A, 4.125%, 4/15/26	3,536,000	3,331,973
144A, 6.25%, 1/15/27	3,351,000	3,334,413
144A, 5.25%, 1/15/29	3,381,000	3,156,811
Live Nation Entertainment, Inc.
144A, 4.875%, 11/1/24	2,748,000	2,708,415
144A, 6.50%, 5/15/27	5,388,000	5,406,966
144A, 4.75%, 10/15/27	4,266,000	3,800,857
144A, 3.75%, 1/15/28	2,245,000	1,947,537
Mohegan Tribal Gaming Authority
144A, 7.875%, 10/15/24	1,904,000	1,922,374
144A, 8.00%, 2/1/26	5,276,000	4,900,164
Penn Entertainment, Inc.
144A, 5.625%, 1/15/27	1,919,000	1,773,042
144A, 4.125%, 7/1/29	1,802,000	1,471,919
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A, 5.625%, 9/1/29	3,326,000	2,633,560
144A, 5.875%, 9/1/31	3,429,000	2,619,104
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	4,625,000	3,138,205
Scientific Games International, Inc.
144A, 8.625%, 7/1/25	2,447,000	2,526,858
144A, 7.00%, 5/15/28	3,327,000	3,301,415
144A, 7.25%, 11/15/29	2,262,000	2,218,768
Six Flags Entertainment Corp.
144A, 4.875%, 7/31/24	4,224,000	4,065,238
144A, 5.50%, 4/15/27(a)	2,245,000	2,030,816
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	2,694,000	2,689,514
WMG Acquisition Corp.
144A, 3.75%, 12/1/29	2,384,000	2,060,515
144A, 3.875%, 7/15/30	2,462,000	2,134,557
144A, 3.00%, 2/15/31	3,571,000	2,899,788

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A, 7.75%, 4/15/25	2,648,000	2,657,427
144A, 5.125%, 10/1/29	3,394,000	2,953,708

(Cost $152,863,937)		135,444,200

Food Service - 0.4%
Aramark Services, Inc.
144A, 5.00%, 4/1/25	2,648,000	2,576,791
144A, 6.375%, 5/1/25	6,601,000	6,560,899
144A, 5.00%, 2/1/28	5,406,000	5,057,664
TKC Holdings, Inc.
144A, 6.875%, 5/15/28	1,908,000	1,505,775
144A, 10.50%, 5/15/29	3,130,000	1,789,468

(Cost $19,920,996)		17,490,597

Home Builders - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	1,780,000	1,373,804
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A, 6.25%, 9/15/27	2,648,000	2,360,986
144A, 4.875%, 2/15/30	2,288,000	1,806,914
Century Communities, Inc.
6.75%, 6/1/27	2,245,000	2,180,160
144A, 3.875%, 8/15/29	2,332,000	1,886,226
Mattamy Group Corp.
144A, 5.25%, 12/15/27	2,207,000	1,949,586
144A, 4.625%, 3/1/30	2,848,000	2,354,769
Meritage Homes Corp.
6.00%, 6/1/25	1,766,000	1,750,966
144A, 3.875%, 4/15/29	2,021,000	1,716,375
Taylor Morrison Communities, Inc.
144A, 5.875%, 6/15/27	2,232,000	2,139,232
144A, 5.75%, 1/15/28	1,983,000	1,845,668
144A, 5.125%, 8/1/30	2,297,000	2,001,835

(Cost $27,036,414)		23,366,521

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
144A, 4.00%, 4/15/29	3,592,000	2,984,714
144A, 3.875%, 10/15/31	3,692,000	2,855,540

(Cost $7,089,300)		5,840,254

Housewares - 0.5%
Newell Brands, Inc.
4.875%, 6/1/25	2,224,000	2,151,731
4.45%, 4/1/26	9,058,000	8,562,165
6.375%, 9/15/27	2,203,000	2,169,955
6.625%, 9/15/29(a)	2,297,000	2,259,961
Scotts Miracle-Gro Co.
4.50%, 10/15/29(a)	1,846,000	1,511,431
4.00%, 4/1/31	2,239,000	1,705,693
4.375%, 2/1/32	1,796,000	1,384,767

(Cost $22,067,356)		19,745,703

Leisure Time - 3.0%
Carnival Corp.
144A, 10.50%, 2/1/26	3,471,000	3,518,032
144A, 7.625%, 3/1/26	6,611,000	5,582,692
144A, 5.75%, 3/1/27	15,916,000	12,006,574
144A, 9.875%, 8/1/27	4,013,000	3,868,231
144A, 4.00%, 8/1/28	10,842,000	9,015,069
144A, 6.00%, 5/1/29	8,981,000	6,370,897
144A, 10.50%, 6/1/30(a)	4,490,000	3,836,784
Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/1/28	9,415,000	9,759,307
Life Time, Inc.
144A, 5.75%, 1/15/26	4,154,000	3,972,782
144A, 8.00%, 4/15/26	2,133,000	1,920,062
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	2,494,000	2,172,193
144A, 5.875%, 3/15/26	6,549,000	5,380,392
144A, 5.875%, 2/15/27	4,539,000	4,047,290
144A, 7.75%, 2/15/29	2,694,000	2,158,029
Royal Caribbean Cruises Ltd.
144A, 11.50%, 6/1/25	6,293,000	6,749,305
144A, 4.25%, 7/1/26	2,902,000	2,390,892
144A, 5.50%, 8/31/26	4,525,000	3,893,016
144A, 5.375%, 7/15/27	4,690,000	3,868,401
144A, 11.625%, 8/15/27	5,613,000	5,717,682
3.70%, 3/15/28	2,245,000	1,687,140
144A, 5.50%, 4/1/28	6,835,000	5,586,997
144A, 8.25%, 1/15/29	4,490,000	4,526,257
144A, 9.25%, 1/15/29	4,490,000	4,601,374
Viking Cruises Ltd.
144A, 13.00%, 5/15/25	2,980,000	3,169,613
144A, 5.875%, 9/15/27	3,780,000	3,175,843
144A, 7.00%, 2/15/29	2,224,000	1,863,666

(Cost $136,778,982)		120,838,520

Lodging - 2.6%
Boyd Gaming Corp.
4.75%, 12/1/27(a)	4,524,000	4,215,033
144A, 4.75%, 6/15/31	4,072,000	3,558,236
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 5/1/25	2,207,000	2,198,415
144A, 5.75%, 5/1/28	2,224,000	2,182,611
144A, 3.75%, 5/1/29	3,607,000	3,175,332
4.875%, 1/15/30	4,490,000	4,161,242
144A, 4.00%, 5/1/31	4,939,000	4,152,005
144A, 3.625%, 2/15/32	6,935,000	5,640,929

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A, 5.00%, 6/1/29	3,817,000	3,309,988
144A, 4.875%, 7/1/31	2,262,000	1,869,667
Las Vegas Sands Corp.
3.20%, 8/8/24	7,780,000	7,434,562
2.90%, 6/25/25	2,407,000	2,205,554
3.50%, 8/18/26	4,546,000	4,092,597
3.90%, 8/8/29	3,381,000	2,898,652
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	2,245,000	1,895,211
Melco Resorts Finance Ltd.
144A, 4.875%, 6/6/25(a)	4,614,000	4,086,712
144A, 5.25%, 4/26/26(a)	2,207,000	1,876,476
144A, 5.625%, 7/17/27(a)	2,728,000	2,241,802
144A, 5.75%, 7/21/28	3,846,000	3,144,105
144A, 5.375%, 12/4/29	5,194,000	4,100,663
MGM Resorts International
6.75%, 5/1/25	3,337,000	3,325,639
5.75%, 6/15/25	3,054,000	2,984,566
4.625%, 9/1/26	1,810,000	1,672,383
5.50%, 4/15/27	3,041,000	2,868,397
4.75%, 10/15/28	3,394,000	3,009,196
Station Casinos LLC
144A, 4.50%, 2/15/28	3,211,000	2,835,133
144A, 4.625%, 12/1/31	2,207,000	1,813,039
Travel + Leisure Co.
144A, 6.625%, 7/31/26	2,890,000	2,820,208
6.00%, 4/1/27	1,755,000	1,652,054
144A, 4.50%, 12/1/29	3,019,000	2,451,278
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 5.50%, 3/1/25	8,245,000	7,943,522
144A, 5.25%, 5/15/27(a)	3,973,000	3,645,406

(Cost $116,824,435)		105,460,613

Retail - 4.8%
1011778 BC ULC / New Red Finance, Inc.
144A, 5.75%, 4/15/25	2,245,000	2,239,208
144A, 3.875%, 1/15/28	6,960,000	6,207,565
144A, 4.375%, 1/15/28	3,368,000	3,044,504
144A, 3.50%, 2/15/29	3,368,000	2,870,583
144A, 4.00%, 10/15/30	13,222,000	11,059,079
Asbury Automotive Group, Inc.
4.50%, 3/1/28	1,888,000	1,711,094
144A, 4.625%, 11/15/29	3,753,000	3,237,109
4.75%, 3/1/30	1,964,000	1,682,757
144A, 5.00%, 2/15/32	2,648,000	2,240,372
Bath & Body Works, Inc.
5.25%, 2/1/28	2,262,000	2,086,428
7.50%, 6/15/29(a)	2,262,000	2,272,179
144A, 6.625%, 10/1/30	4,506,000	4,224,375
Carvana Co.
144A, 5.625%, 10/1/25	2,262,000	1,021,847
144A, 5.50%, 4/15/27	2,694,000	971,739
144A, 5.875%, 10/1/28	2,798,000	986,771
144A, 4.875%, 9/1/29	3,368,000	1,127,187
144A, 10.25%, 5/1/30	14,842,000	6,251,079
eG Global Finance PLC
144A, 6.75%, 2/7/25	3,394,000	3,095,192
144A, 8.50%, 10/30/25	2,873,000	2,746,718
Ferrellgas LP / Ferrellgas Finance Corp.
144A, 5.375%, 4/1/26	3,188,000	2,938,491
144A, 5.875%, 4/1/29	3,700,000	3,121,945
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A, 4.625%, 1/15/29	4,525,000	3,979,285
144A, 6.75%, 1/15/30	5,658,000	4,771,788
FirstCash, Inc.
144A, 4.625%, 9/1/28	2,262,000	1,993,949
144A, 5.625%, 1/1/30	2,468,000	2,247,926
Gap, Inc.
144A, 3.625%, 10/1/29	3,368,000	2,591,828
144A, 3.875%, 10/1/31	3,368,000	2,546,343
Guitar Center, Inc., 144A, 8.50%, 1/15/26	2,428,000	2,127,487
IRB Holding Corp., 144A, 7.00%, 6/15/25	3,368,000	3,391,138
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	3,770,000	2,600,110
LCM Investments Holdings II LLC, 144A, 4.875%, 5/1/29	4,479,000	3,753,200
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	1,755,000	1,614,003
144A, 3.875%, 6/1/29	3,779,000	3,175,361
144A, 4.375%, 1/15/31	2,470,000	2,092,090
Macy’s Retail Holdings LLC
144A, 5.875%, 4/1/29(a)	2,262,000	2,083,121
144A, 5.875%, 3/15/30	1,907,000	1,723,632
144A, 6.125%, 3/15/32	1,923,000	1,685,106
Michaels Cos., Inc.
144A, 5.25%, 5/1/28	3,817,000	2,800,832
144A, 7.875%, 5/1/29	5,937,000	3,521,383
Murphy Oil USA, Inc.
4.75%, 9/15/29	2,307,000	2,097,732
144A, 3.75%, 2/15/31	2,245,000	1,841,138
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	4,894,000	4,719,431

Nordstrom, Inc.
4.375%, 4/1/30	2,207,000	1,776,635
4.25%, 8/1/31	1,964,000	1,531,331
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	3,437,000	1,295,440
Penske Automotive Group, Inc.
3.50%, 9/1/25	2,346,000	2,199,328
3.75%, 6/15/29	2,391,000	1,994,728
PetSmart, Inc. / PetSmart Finance Corp.
144A, 4.75%, 2/15/28	5,388,000	4,928,942
144A, 7.75%, 2/15/29	5,264,000	4,875,701
QVC, Inc.
4.85%, 4/1/24	2,844,000	2,711,100
4.45%, 2/15/25	2,669,000	2,272,840
4.75%, 2/15/27	2,582,000	1,942,955
4.375%, 9/1/28	2,261,000	1,518,669
Rite Aid Corp.
144A, 7.50%, 7/1/25	47,000	35,316
144A, 8.00%, 11/15/26	3,816,000	2,353,804
Sonic Automotive, Inc.
144A, 4.625%, 11/15/29	2,941,000	2,429,898
144A, 4.875%, 11/15/31	2,262,000	1,811,635
SRS Distribution, Inc.
144A, 4.625%, 7/1/28	2,941,000	2,595,882
144A, 6.125%, 7/1/29	2,092,000	1,738,564
144A, 6.00%, 12/1/29	3,752,000	3,080,577
Staples, Inc.
144A, 7.50%, 4/15/26	9,081,000	8,084,814
144A, 10.75%, 4/15/27(a)	4,515,000	3,293,444
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	2,869,000	2,456,041
Yum! Brands, Inc.
144A, 4.75%, 1/15/30	3,571,000	3,263,501
3.625%, 3/15/31	4,815,000	4,020,308
4.625%, 1/31/32	5,039,000	4,439,831
5.375%, 4/1/32(a)	4,504,000	4,146,337

(Cost $236,393,173)		193,290,726

Toys/Games/Hobbies - 0.2%
Mattel, Inc.
144A, 3.375%, 4/1/26	2,694,000	2,477,120
144A, 5.875%, 12/15/27	2,718,000	2,659,753
144A, 3.75%, 4/1/29	2,694,000	2,362,355

(Cost $8,280,307)		7,499,228

Consumer, Non-cyclical - 15.8%
Agriculture - 0.3%
Darling Ingredients, Inc.
144A, 5.25%, 4/15/27	2,245,000	2,175,237
144A, 6.00%, 6/15/30	4,490,000	4,383,767
Vector Group Ltd.
144A, 10.50%, 11/1/26	2,450,000	2,459,567
144A, 5.75%, 2/1/29	3,950,000	3,401,871

(Cost $13,311,123)		12,420,442

Beverages - 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29
(Cost $3,227,330)	3,311,000	2,846,913

Biotechnology - 0.1%
Grifols Escrow Issuer SA, 144A, 4.75%, 10/15/28
(Cost $2,926,907)	3,166,000	2,663,999

Commercial Services - 4.0%
ADT Security Corp., 144A, 4.125%, 8/1/29	4,590,000	4,010,490
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	8,763,000	8,340,536
144A, 9.75%, 7/15/27	4,715,000	4,263,421
144A, 6.00%, 6/1/29	4,311,000	3,085,517
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	5,725,000	4,861,956
APX Group, Inc.
144A, 6.75%, 2/15/27	2,948,000	2,898,637
144A, 5.75%, 7/15/29(a)	3,531,000	3,018,899
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 5.75%, 7/15/27	1,766,000	1,627,433
144A, 4.75%, 4/1/28	2,262,000	1,989,565
144A, 5.375%, 3/1/29(a)	2,715,000	2,392,082
Block, Inc.
2.75%, 6/1/26	4,490,000	3,992,014
3.50%, 6/1/31	4,490,000	3,649,068
Brink’s Co.
144A, 5.50%, 7/15/25	1,916,000	1,878,491
144A, 4.625%, 10/15/27	2,758,000	2,540,469
CoreCivic, Inc., 8.25%, 4/15/26(a)	3,003,000	3,070,758
Garda World Security Corp.
144A, 4.625%, 2/15/27	2,856,000	2,568,401
144A, 9.50%, 11/1/27	2,590,000	2,403,671
144A, 6.00%, 6/1/29	2,216,000	1,758,396
Gartner, Inc.
144A, 4.50%, 7/1/28	3,531,000	3,328,621
144A, 3.625%, 6/15/29	2,715,000	2,381,072
144A, 3.75%, 10/1/30	3,650,000	3,126,849
Grand Canyon University, 4.125%, 10/1/24	2,245,000	2,123,703
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	5,397,000	5,041,072
Hertz Corp.
144A, 4.625%, 12/1/26	2,245,000	1,949,130
144A, 5.00%, 12/1/29	4,634,000	3,683,636

MPH Acquisition Holdings LLC
144A, 5.50%, 9/1/28	4,715,000	3,771,458
144A, 5.75%, 11/1/28(a)	5,937,000	4,179,796
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	3,354,000	3,316,267
144A, 5.75%, 4/15/26	6,062,000	5,950,974
144A, 3.375%, 8/31/27	4,490,000	3,928,840
144A, 6.25%, 1/15/28(a)	5,837,000	5,437,282
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	3,490,000	3,486,632
144A, 7.375%, 9/1/25	3,782,000	3,607,820
Service Corp. International
4.625%, 12/15/27	2,445,000	2,285,830
5.125%, 6/1/29	3,368,000	3,194,548
3.375%, 8/15/30	4,017,000	3,353,914
4.00%, 5/15/31	3,592,000	3,081,900
Sotheby’s, 144A, 7.375%, 10/15/27	3,477,000	3,392,231
United Rentals North America, Inc.
5.50%, 5/15/27	2,255,000	2,227,466
3.875%, 11/15/27	3,650,000	3,351,905
4.875%, 1/15/28	7,657,000	7,318,561
5.25%, 1/15/30	3,368,000	3,178,904
4.00%, 7/15/30	3,305,000	2,871,285
3.875%, 2/15/31	4,973,000	4,248,086
3.75%, 1/15/32	3,441,000	2,859,433
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	4,894,000	4,902,320
Williams Scotsman International, Inc.
144A, 6.125%, 6/15/25	2,329,000	2,309,576
144A, 4.625%, 8/15/28	2,245,000	2,043,769

(Cost $183,918,719)		164,282,684

Cosmetics/Personal Care - 0.3%
Coty, Inc.
144A, 5.00%, 4/15/26	4,041,000	3,855,922
144A, 6.50%, 4/15/26(a)	2,470,000	2,362,271
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	3,368,000	3,174,148
144A, 4.125%, 4/1/29	2,245,000	1,953,940

(Cost $12,250,211)		11,346,281

Food - 2.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.25%, 3/15/26	3,350,000	3,046,406
144A, 7.50%, 3/15/26	2,648,000	2,697,504
144A, 4.625%, 1/15/27	6,062,000	5,607,774
144A, 5.875%, 2/15/28	3,368,000	3,224,860
144A, 3.50%, 3/15/29	6,181,000	5,156,360
144A, 4.875%, 2/15/30	4,630,000	4,138,664
B&G Foods, Inc.
5.25%, 4/1/25	4,204,000	3,715,516
5.25%, 9/15/27	2,477,000	1,995,546
Lamb Weston Holdings, Inc.
144A, 4.875%, 5/15/28	2,262,000	2,135,848
144A, 4.125%, 1/31/30	4,389,000	3,887,096
144A, 4.375%, 1/31/32	3,167,000	2,806,754
Performance Food Group, Inc.
144A, 5.50%, 10/15/27	4,713,000	4,565,224
144A, 4.25%, 8/1/29	4,526,000	3,981,070
Pilgrim’s Pride Corp.
144A, 5.875%, 9/30/27	3,817,000	3,752,540
144A, 4.25%, 4/15/31	4,490,000	3,896,938
144A, 3.50%, 3/1/32	4,141,000	3,338,495
Post Holdings, Inc.
144A, 5.75%, 3/1/27	2,062,000	1,994,341
144A, 5.625%, 1/15/28	4,225,000	3,988,400
144A, 5.50%, 12/15/29	5,713,000	5,255,960
144A, 4.625%, 4/15/30	6,981,000	6,045,197
144A, 4.50%, 9/15/31	6,103,000	5,164,481
Sigma Holdco BV, 144A, 7.875%, 5/15/26	2,188,000	1,589,505
US Foods, Inc.
144A, 6.25%, 4/15/25	4,536,000	4,541,783
144A, 4.75%, 2/15/29	4,111,000	3,695,296
144A, 4.625%, 6/1/30	2,237,000	1,957,364

(Cost $103,356,172)		92,178,922

Healthcare-Products - 1.1%
Avantor Funding, Inc.
144A, 4.625%, 7/15/28	6,896,000	6,266,395
144A, 3.875%, 11/1/29	3,719,000	3,193,691
Hologic, Inc.
144A, 4.625%, 2/1/28	1,796,000	1,700,103
144A, 3.25%, 2/15/29	4,266,000	3,721,659
Medline Borrower LP
144A, 3.875%, 4/1/29	20,426,000	17,436,144
144A, 5.25%, 10/1/29	11,425,000	9,324,228
Teleflex, Inc.
4.625%, 11/15/27	2,223,000	2,103,069
144A, 4.25%, 6/1/28	2,392,000	2,183,592

(Cost $52,359,274)		45,928,881

Healthcare-Services - 4.2%
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	2,245,000	2,124,339
144A, 3.125%, 2/15/29	2,424,000	1,984,432
144A, 3.50%, 4/1/30(a)	2,998,000	2,446,908
Charles River Laboratories International, Inc.
144A, 4.25%, 5/1/28	2,245,000	2,052,446
144A, 3.75%, 3/15/29	2,245,000	1,956,116
144A, 4.00%, 3/15/31	2,245,000	1,937,626

CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	9,433,000	8,718,262
144A, 5.625%, 3/15/27	8,531,000	7,256,852
144A, 8.00%, 12/15/27	3,143,000	2,789,381
144A, 6.875%, 4/1/28	3,444,000	1,684,032
144A, 6.00%, 1/15/29	4,033,000	3,354,871
144A, 6.875%, 4/15/29(a)	8,070,000	4,251,357
144A, 6.125%, 4/1/30	6,566,000	3,360,544
144A, 5.25%, 5/15/30	6,992,000	5,348,880
144A, 4.75%, 2/15/31	5,017,000	3,687,495
DaVita, Inc.
144A, 4.625%, 6/1/30	12,548,000	10,072,280
144A, 3.75%, 2/15/31	6,735,000	4,918,146
Encompass Health Corp.
4.50%, 2/1/28	3,620,000	3,258,144
4.75%, 2/1/30	3,703,000	3,292,226
4.625%, 4/1/31	1,694,000	1,464,463
IQVIA, Inc.
144A, 5.00%, 10/15/26	4,671,000	4,501,559
144A, 5.00%, 5/15/27	4,939,000	4,722,647
Legacy LifePoint Health LLC
144A, 6.75%, 4/15/25	2,748,000	2,526,991
144A, 4.375%, 2/15/27	2,694,000	2,236,577
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	2,260,000	1,318,292
ModivCare, Inc., 144A, 5.875%, 11/15/25	2,245,000	2,073,743
Molina Healthcare, Inc.
144A, 4.375%, 6/15/28	3,700,000	3,362,319
144A, 3.875%, 11/15/30	2,932,000	2,525,185
144A, 3.875%, 5/15/32	3,311,000	2,797,596
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	6,498,000	5,184,787
Select Medical Corp., 144A, 6.25%, 8/15/26(a)	5,500,000	5,293,750
Tenet Healthcare Corp.
4.625%, 7/15/24	3,426,000	3,355,974
144A, 4.625%, 9/1/24	2,929,000	2,846,801
144A, 4.875%, 1/1/26	9,370,000	8,906,091
144A, 6.25%, 2/1/27	6,841,000	6,563,529
144A, 5.125%, 11/1/27	6,891,000	6,440,294
144A, 4.625%, 6/15/28	2,767,000	2,481,280
144A, 6.125%, 10/1/28	11,311,000	9,985,351
144A, 4.25%, 6/1/29	6,286,000	5,436,604
144A, 4.375%, 1/15/30	6,611,000	5,777,221
144A, 6.125%, 6/15/30	9,098,000	8,623,062

(Cost $203,275,666)		172,918,453

Household Products/Wares - 0.3%
Central Garden & Pet Co.
4.125%, 10/15/30	2,245,000	1,872,813
144A, 4.125%, 4/30/31	1,796,000	1,486,010
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
144A, 5.00%, 12/31/26	2,133,000	1,948,111
144A, 7.00%, 12/31/27	2,357,000	1,960,435
Spectrum Brands, Inc.
5.75%, 7/15/25	2,186,000	2,151,973
144A, 3.875%, 3/15/31	2,207,000	1,653,716

(Cost $12,771,355)		11,073,058

Pharmaceuticals - 3.1%
AdaptHealth LLC
144A, 4.625%, 8/1/29	2,237,000	1,871,376
144A, 5.125%, 3/1/30	2,694,000	2,291,000
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	3,474,000	2,259,328
144A, 8.50%, 1/31/27	3,479,000	1,673,110
Bausch Health Cos., Inc.
144A, 5.50%, 11/1/25	8,041,000	6,814,748
144A, 9.00%, 12/15/25	4,522,000	3,264,364
144A, 6.125%, 2/1/27	4,414,000	2,933,103
144A, 5.75%, 8/15/27	2,311,000	1,503,871
144A, 5.00%, 1/30/28	1,867,000	765,532
144A, 4.875%, 6/1/28	7,298,000	4,479,512
144A, 11.00%, 9/30/28	8,066,000	6,230,985
144A, 5.00%, 2/15/29	1,859,000	786,162
144A, 6.25%, 2/15/29	3,505,000	1,470,140
144A, 5.25%, 1/30/30	3,932,000	1,640,024
144A, 5.25%, 2/15/31	2,674,000	1,121,330
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	2,224,000	1,852,044
Elanco Animal Health, Inc.,6.40%, 8/28/28	3,329,000	3,091,076
Jazz Securities DAC, 144A, 4.375%, 1/15/29	6,735,000	6,059,850
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
144A, 10.00%, 4/15/25	2,223,000	1,926,218
144A, 11.50%, 12/15/28	2,919,000	2,519,812
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A, 4.125%, 4/30/28	9,429,000	8,488,834
144A, 5.125%, 4/30/31	9,080,000	8,009,377
Owens & Minor, Inc.
144A, 4.50%, 3/31/29(a)	2,209,000	1,783,602
144A, 6.625%, 4/1/30	2,702,000	2,359,316

Perrigo Finance Unlimited Co.
3.90%, 12/15/24	3,114,000	2,963,438
4.375%, 3/15/26	3,114,000	2,884,382
4.40%, 6/15/30	3,438,000	2,897,014
Prestige Brands, Inc.
144A, 5.125%, 1/15/28	1,680,000	1,586,080
144A, 3.75%, 4/1/31	2,780,000	2,290,358
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 4/15/24	5,605,000	5,532,978
7.125%, 1/31/25	4,716,000	4,732,011
3.15%, 10/1/26	16,115,000	13,920,298
4.75%, 5/9/27	4,414,000	4,016,343
6.75%, 3/1/28(a)	5,615,000	5,533,583
5.125%, 5/9/29(a)	4,490,000	4,036,510

(Cost $157,627,840)		125,587,709

Energy - 11.2%
Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC
144A, 5.00%, 1/31/28	3,245,000	3,013,258
144A, 4.75%, 1/15/30	3,090,000	2,786,609

(Cost $6,617,898)		5,799,867

Oil & Gas - 5.8%
Antero Resources Corp.
144A, 7.625%, 2/1/29	1,867,000	1,906,409
144A, 5.375%, 3/1/30	2,694,000	2,527,645
Apache Corp., 4.25%, 1/15/30	2,602,000	2,341,800
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A, 7.00%, 11/1/26	2,809,000	2,757,163
144A, 5.875%, 6/30/29	1,766,000	1,590,504
Callon Petroleum Co.
144A, 8.00%, 8/1/28	2,913,000	2,881,350
144A, 7.50%, 6/15/30	2,694,000	2,538,462
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	2,428,000	2,553,273
Chesapeake Energy Corp.
144A, 5.50%, 2/1/26	2,245,000	2,167,922
144A, 5.875%, 2/1/29	2,245,000	2,158,949
144A, 6.75%, 4/15/29	4,266,000	4,234,005
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	6,040,000	6,084,092
CITGO Petroleum Corp.
144A, 7.00%, 6/15/25	5,052,000	4,973,744
144A, 6.375%, 6/15/26	2,919,000	2,856,612
CNX Resources Corp.
144A, 6.00%, 1/15/29	2,245,000	2,107,011
144A, 7.375%, 1/15/31	2,224,000	2,198,869
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/29	3,163,000	2,913,250
Comstock Resources, Inc.
144A, 6.75%, 3/1/29	5,612,000	5,390,852
144A, 5.875%, 1/15/30	4,260,000	3,882,351
CrownRock LP / CrownRock Finance, Inc.
144A, 5.625%, 10/15/25	5,231,000	5,113,983
144A, 5.00%, 5/1/29	1,810,000	1,669,544
CVR Energy, Inc.
144A, 5.25%, 2/15/25	2,794,000	2,681,961
144A, 5.75%, 2/15/28	1,780,000	1,604,296
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 5.75%, 1/30/28	4,589,000	4,458,350
Hilcorp Energy I LP / Hilcorp Finance Co.
144A, 6.25%, 11/1/28	2,648,000	2,524,702
144A, 5.75%, 2/1/29	2,715,000	2,509,162
144A, 6.00%, 4/15/30	2,487,000	2,288,908
144A, 6.00%, 2/1/31	2,715,000	2,474,044
144A, 6.25%, 4/15/32	2,207,000	2,027,538
Laredo Petroleum, Inc.
9.50%, 1/15/25	2,104,000	2,107,082
144A, 7.75%, 7/31/29	1,796,000	1,715,180
Leviathan Bond Ltd.
144A, REGS, 6.125%, 6/30/25	2,769,509	2,729,941
144A, REGS, 6.50%, 6/30/27	2,649,379	2,583,145
144A, REGS, 6.75%, 6/30/30	2,446,668	2,324,401
MEG Energy Corp.
144A, 7.125%, 2/1/27	3,217,000	3,273,297
144A, 5.875%, 2/1/29	2,669,000	2,511,676
Moss Creek Resources Holdings, Inc.
144A, 7.50%, 1/15/26	3,001,000	2,796,287
144A, 10.50%, 5/15/27	2,082,000	2,050,770
Murphy Oil Corp.
5.75%, 8/15/25	964,000	961,310
5.875%, 12/1/27	2,544,000	2,459,697
6.375%, 7/15/28	2,295,000	2,252,516
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	2,505,000	2,383,370
Nabors Industries, Inc.
5.75%, 2/1/25	2,256,000	2,168,591
144A, 7.375%, 5/15/27	3,144,000	3,061,454
Northern Oil and Gas, Inc., 144A, 8.125%, 3/1/28	3,288,000	3,218,360
Occidental Petroleum Corp.
2.90%, 8/15/24	3,007,000	2,891,621
5.875%, 9/1/25	3,679,000	3,716,894
5.50%, 12/1/25	3,005,000	3,000,808
5.55%, 3/15/26	4,862,000	4,868,466
8.50%, 7/15/27	2,245,000	2,449,912
6.375%, 9/1/28	2,699,000	2,749,323
8.875%, 7/15/30	4,623,000	5,305,609
6.625%, 9/1/30	6,876,000	7,181,982

6.125%, 1/1/31	5,656,000	5,745,365
7.50%, 5/1/31	4,025,000	4,372,740
7.875%, 9/15/31	2,176,000	2,385,440
Parkland Corp.
144A, 5.875%, 7/15/27	2,203,000	2,114,880
144A, 4.50%, 10/1/29	3,620,000	3,069,036
144A, 4.625%, 5/1/30	3,620,000	3,040,058
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	3,002,000	2,971,300
6.00%, 2/15/28(a)	3,627,000	3,315,822
Puma International Financing SA
144A, 5.125%, 10/6/24	2,837,000	2,659,489
144A, 5.00%, 1/24/26(a)	3,300,000	2,909,973
Range Resources Corp.
4.875%, 5/15/25	3,419,000	3,317,456
8.25%, 1/15/29	2,648,000	2,743,196
144A, 4.75%, 2/15/30(a)	2,487,000	2,213,529
SM Energy Co.
6.75%, 9/15/26	2,014,000	1,977,134
6.625%, 1/15/27	1,854,000	1,820,063
6.50%, 7/15/28	1,802,000	1,745,318
Southwestern Energy Co.
7.75%, 10/1/27	1,858,000	1,915,601
5.375%, 2/1/29	3,290,000	3,109,050
5.375%, 3/15/30	5,297,000	4,906,134
4.75%, 2/1/32	5,176,000	4,532,165
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	2,701,000	2,665,874
4.50%, 5/15/29	3,592,000	3,114,865
4.50%, 4/30/30	3,679,000	3,196,720
Transocean, Inc.
144A, 7.50%, 1/15/26	2,512,000	2,109,326
144A, 11.50%, 1/30/27	3,308,000	3,338,053
144A, 8.00%, 2/1/27	2,749,000	2,251,211

(Cost $249,898,086)		233,718,241

Oil & Gas Services - 0.6%
Archrock Partners LP / Archrock Partners Finance Corp.
144A, 6.875%, 4/1/27	2,245,000	2,175,854
144A, 6.25%, 4/1/28	3,592,000	3,337,309
CGG SA, 144A, 8.75%, 4/1/27(a)	2,207,000	1,860,413
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	3,195,000	3,064,212
6.875%, 9/1/27	3,472,000	3,304,181
Weatherford International Ltd.
144A, 6.50%, 9/15/28	2,207,000	2,122,472
144A, 8.625%, 4/30/30	7,379,000	7,085,279

(Cost $24,755,903)		22,949,720

Pipelines - 4.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A, 7.875%, 5/15/26	2,470,000	2,524,725
144A, 5.75%, 3/1/27	2,919,000	2,790,919
144A, 5.75%, 1/15/28	2,869,000	2,715,982
144A, 5.375%, 6/15/29	3,368,000	3,110,887
Buckeye Partners LP
144A, 4.125%, 3/1/25	2,277,000	2,189,393
3.95%, 12/1/26	2,714,000	2,399,447
4.125%, 12/1/27	1,798,000	1,591,716
144A, 4.50%, 3/1/28	2,262,000	2,011,020
Cheniere Energy, Inc., 4.625%, 10/15/28	8,979,000	8,286,944
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	6,288,000	5,682,057
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	2,203,000	2,151,826
144A, 5.625%, 5/1/27	2,715,000	2,557,250
144A, 6.00%, 2/1/29	3,167,000	2,924,851
144A, 8.00%, 4/1/29	1,986,000	2,004,520
DT Midstream, Inc.
144A, 4.125%, 6/15/29	4,966,000	4,381,303
144A, 4.375%, 6/15/31	4,525,000	3,896,794
EnLink Midstream LLC
144A, 5.625%, 1/15/28	2,171,000	2,097,338
5.375%, 6/1/29	2,277,000	2,148,714
144A, 6.50%, 9/1/30	3,090,000	3,106,331
EnLink Midstream Partners LP
4.15%, 6/1/25	2,011,000	1,920,907
4.85%, 7/15/26	2,248,000	2,130,997
EQM Midstream Partners LP
144A, 6.00%, 7/1/25	1,780,000	1,747,453
4.125%, 12/1/26	2,207,000	2,031,102
144A, 7.50%, 6/1/27	2,336,000	2,334,706
144A, 6.50%, 7/1/27	4,072,000	3,955,541
5.50%, 7/15/28	3,953,000	3,667,593
144A, 4.50%, 1/15/29	3,626,000	3,191,152
144A, 7.50%, 6/1/30	2,262,000	2,245,762
144A, 4.75%, 1/15/31	5,009,000	4,222,790
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	2,314,000	2,231,251
8.00%, 1/15/27	4,608,000	4,402,997
7.75%, 2/1/28	3,121,000	2,983,614
Hess Midstream Operations LP
144A, 5.625%, 2/15/26	3,789,000	3,729,702
144A, 5.125%, 6/15/28	2,428,000	2,251,469
144A, 4.25%, 2/15/30	3,394,000	2,906,163
144A, 5.50%, 10/15/30	1,766,000	1,620,484
ITT Holdings LLC, 144A, 6.50%, 8/1/29	5,478,000	4,694,107

Kinetik Holdings LP, 144A, 5.875%, 6/15/30	4,525,000	4,258,500
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	5,798,000	5,672,357
144A, 6.50%, 9/30/26	6,673,000	6,458,129
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	9,205,000	8,322,547
NuStar Logistics LP
5.75%, 10/1/25	2,715,000	2,643,473
6.00%, 6/1/26	2,262,000	2,195,972
5.625%, 4/28/27	2,472,000	2,327,561
6.375%, 10/1/30	2,715,000	2,529,959
Rockies Express Pipeline LLC
144A, 3.60%, 5/15/25	1,746,000	1,635,408
144A, 4.95%, 7/15/29	2,505,000	2,257,075
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 7.50%, 10/1/25	2,719,000	2,756,359
144A, 6.00%, 3/1/27	1,946,000	1,853,176
144A, 5.50%, 1/15/28	3,311,000	3,010,610
144A, 6.00%, 12/31/30	3,404,000	3,063,583
144A, 6.00%, 9/1/31	2,266,000	2,023,663
Venture Global Calcasieu Pass LLC
144A, 3.875%, 8/15/29	5,613,000	4,854,964
144A, 4.125%, 8/15/31	5,613,000	4,847,611
144A, 3.875%, 11/1/33	5,847,000	4,765,305
Western Midstream Operating LP
3.35%, 2/1/25	3,325,000	3,191,335
4.65%, 7/1/26	2,093,000	2,039,210
4.50%, 3/1/28	1,766,000	1,641,038
4.75%, 8/15/28	1,978,000	1,833,013
4.30%, 2/1/30	5,388,000	4,808,655

(Cost $207,535,028)		189,829,310

Financial - 9.8%
Banks - 0.6%
Freedom Mortgage Corp.
144A, 8.125%, 11/15/24	2,045,000	1,883,332
144A, 8.25%, 4/15/25	2,422,000	2,163,427
144A, 7.625%, 5/1/26	2,648,000	2,251,700
144A, 6.625%, 1/15/27	2,570,000	2,051,242
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	8,934,000	8,606,401
144A, 5.71%, 1/15/26	6,711,000	6,479,602
144A, 4.198%, 6/1/32	3,534,000	2,600,994

(Cost $29,144,294)		26,036,698

Diversified Financial Services - 3.4%
Ally Financial, Inc., 5.75%, 11/20/25	4,715,000	4,648,814
Coinbase Global, Inc.
144A, 3.375%, 10/1/28	4,490,000	2,609,678
144A, 3.625%, 10/1/31	4,627,000	2,447,128
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	4,490,000	1,849,184
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	4,615,000	3,846,626
LD Holdings Group LLC
144A, 6.50%, 11/1/25	2,367,000	1,543,311
144A, 6.125%, 4/1/28	2,254,000	1,143,443
LPL Holdings, Inc.
144A, 4.625%, 11/15/27	1,856,000	1,716,856
144A, 4.00%, 3/15/29	4,024,000	3,515,970
144A, 4.375%, 5/15/31	1,796,000	1,545,491
Midcap Financial Issuer Trust
144A, 6.50%, 5/1/28	4,536,000	3,963,262
144A, 5.625%, 1/15/30	1,766,000	1,396,548
Nationstar Mortgage Holdings, Inc.
144A, 6.00%, 1/15/27	2,648,000	2,410,752
144A, 5.50%, 8/15/28	3,818,000	3,207,388
144A, 5.125%, 12/15/30	2,919,000	2,279,097
144A, 5.75%, 11/15/31	2,853,000	2,286,266
Navient Corp.
MTN, 6.125%, 3/25/24	3,817,000	3,806,580
5.875%, 10/25/24	2,245,000	2,183,830
6.75%, 6/25/25	2,257,000	2,172,204
6.75%, 6/15/26	2,245,000	2,142,157
5.00%, 3/15/27	3,134,000	2,710,381
4.875%, 3/15/28	2,327,000	1,903,486
5.50%, 3/15/29	3,488,000	2,850,352
NFP Corp.
144A, 4.875%, 8/15/28	2,470,000	2,144,069
144A, 6.875%, 8/15/28	9,317,000	7,910,133
OneMain Finance Corp.
6.125%, 3/15/24	5,837,000	5,700,122
6.875%, 3/15/25	5,561,000	5,408,072
7.125%, 3/15/26	7,458,000	7,234,260
3.50%, 1/15/27	3,513,000	2,881,308
6.625%, 1/15/28	3,531,000	3,252,051
3.875%, 9/15/28	2,794,000	2,221,230
5.375%, 11/15/29	3,368,000	2,817,500
4.00%, 9/15/30	3,817,000	2,865,844
PennyMac Financial Services, Inc.
144A, 5.375%, 10/15/25	2,919,000	2,664,632
144A, 4.25%, 2/15/29	2,909,000	2,317,469
144A, 5.75%, 9/15/31	2,245,000	1,799,446
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A, 2.875%, 10/15/26	5,164,000	4,409,617
144A, 3.625%, 3/1/29	3,311,000	2,638,172
144A, 3.875%, 3/1/31	5,818,000	4,507,786
144A, 4.00%, 10/15/33	3,817,000	2,776,772

SLM Corp.
4.20%, 10/29/25	2,207,000	2,021,938
3.125%, 11/2/26	2,262,000	1,947,718
United Wholesale Mortgage LLC
144A, 5.50%, 11/15/25	3,559,000	3,302,983
144A, 5.75%, 6/15/27	2,207,000	1,967,894
144A, 5.50%, 4/15/29	3,199,000	2,614,479
VistaJet Malta Finance PLC / XO Management Holding, Inc.
144A, 7.875%, 5/1/27	2,262,000	2,052,550
144A, 6.375%, 2/1/30	4,490,000	3,664,962

(Cost $165,614,165)		139,299,811

Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	4,374,000	4,091,002
144A, 10.125%, 8/1/26	1,796,000	1,753,860
144A, 4.25%, 2/15/29	3,234,000	2,640,873
144A, 6.00%, 8/1/29	2,257,000	1,809,234
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144A, 5.875%, 11/1/29	1,986,000	1,698,626
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A, 4.25%, 10/15/27	3,440,000	3,099,526
144A, 6.75%, 10/15/27	6,021,000	5,554,372
AssuredPartners, Inc.
144A, 7.00%, 8/15/25	2,203,000	2,117,386
144A, 5.625%, 1/15/29	2,470,000	2,101,970
HUB International Ltd.
144A, 7.00%, 5/1/26	7,652,000	7,570,659
144A, 5.625%, 12/1/29	2,428,000	2,129,523

(Cost $37,925,964)		34,567,031

Real Estate - 0.6%
Howard Hughes Corp.
144A, 5.375%, 8/1/28	3,381,000	3,063,372
144A, 4.125%, 2/1/29	2,929,000	2,426,982
144A, 4.375%, 2/1/31	3,123,000	2,570,510
Kennedy-Wilson, Inc.
4.75%, 3/1/29	2,694,000	2,191,232
4.75%, 2/1/30	2,694,000	2,138,228
5.00%, 3/1/31	2,694,000	2,129,539
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 5.75%, 1/15/29	4,041,000	3,015,435
144A, 5.25%, 4/15/30	4,590,000	3,372,732
WeWork Cos., Inc., 144A, 7.875%, 5/1/25	3,027,000	1,548,855

(Cost $28,083,088)		22,456,885

Real Estate Investment Trusts - 3.7%
Blackstone Mortgage Trust, Inc., 144A, 3.75%, 1/15/27	1,780,000	1,554,043
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A, 5.75%, 5/15/26(a)	4,204,000	4,049,377
144A, 4.50%, 4/1/27	3,311,000	2,904,745
Diversified Healthcare Trust
9.75%, 6/15/25	2,106,000	2,032,303
4.75%, 2/15/28	2,372,000	1,628,425
4.375%, 3/1/31	2,262,000	1,572,252
HAT Holdings I LLC / HAT Holdings II LLC
144A, 6.00%, 4/15/25	1,674,000	1,619,478
144A, 3.375%, 6/15/26	4,490,000	3,868,606
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	4,414,000	4,156,002
144A, 5.25%, 3/15/28	3,744,000	3,505,376
144A, 5.00%, 7/15/28	2,207,000	2,010,577
144A, 4.875%, 9/15/29	4,504,000	3,969,013
144A, 5.25%, 7/15/30	6,054,000	5,456,258
144A, 4.50%, 2/15/31	4,996,000	4,189,396
144A, 5.625%, 7/15/32	2,715,000	2,403,109
iStar, Inc.
4.75%, 10/1/24	3,390,000	3,338,113
4.25%, 8/1/25	2,445,000	2,388,210
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A, 4.25%, 2/1/27	3,119,000	2,721,328
144A, 4.75%, 6/15/29	2,869,000	2,353,008
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26(a)	2,245,000	2,011,868
5.00%, 10/15/27(a)	6,363,000	5,440,524
4.625%, 8/1/29	4,041,000	3,184,167
3.50%, 3/15/31	5,998,000	4,236,297
Office Properties Income Trust
4.50%, 2/1/25	2,800,000	2,480,033
3.45%, 10/15/31	1,836,000	1,172,961
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 7.50%, 6/1/25	2,890,000	2,915,721
144A, 5.875%, 10/1/28	3,280,000	3,041,872
144A, 4.875%, 5/15/29	3,394,000	2,910,542
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	3,112,500	2,846,996
144A, 4.50%, 2/15/29	2,781,000	2,424,576

RLJ Lodging Trust LP
144A, 3.75%, 7/1/26	2,224,000	2,023,505
144A, 4.00%, 9/15/29	2,414,000	2,027,277
SBA Communications Corp.
3.875%, 2/15/27	6,716,000	6,143,168
3.125%, 2/1/29	6,828,000	5,707,561
Service Properties Trust
4.35%, 10/1/24	3,642,000	3,383,345
7.50%, 9/15/25	3,592,000	3,509,384
4.75%, 10/1/26	2,036,000	1,682,306
4.95%, 2/15/27	1,810,000	1,492,902
5.50%, 12/15/27	2,026,000	1,765,153
3.95%, 1/15/28	1,810,000	1,340,319
4.95%, 10/1/29	1,915,000	1,404,533
4.375%, 2/15/30	1,810,000	1,273,064
Starwood Property Trust, Inc.
144A, 3.75%, 12/31/24	1,766,000	1,670,751
4.75%, 3/15/25	2,158,000	2,069,982
144A, 3.625%, 7/15/26	1,910,000	1,707,260
144A, 4.375%, 1/15/27	2,262,000	2,021,990
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
144A, 7.875%, 2/15/25	10,362,000	10,422,619
144A, 6.00%, 1/15/30	3,143,000	2,273,332
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 4.75%, 4/15/28	2,646,000	2,214,517
144A, 6.50%, 2/15/29	4,984,000	3,664,735
XHR LP
144A, 6.375%, 8/15/25	2,262,000	2,204,190
144A, 4.875%, 6/1/29	2,262,000	1,908,924

(Cost $170,256,414)		150,295,993

Venture Capital - 0.7%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	4,490,000	3,930,838
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	4,931,000	4,742,251
6.375%, 12/15/25	3,348,000	3,290,431
6.25%, 5/15/26	5,819,000	5,704,366
5.25%, 5/15/27	6,517,000	6,007,370
4.375%, 2/1/29	3,367,000	2,838,314

(Cost $28,849,708)		26,513,570

Industrial - 9.1%
Aerospace/Defense - 2.8%
Bombardier, Inc.
144A, 7.50%, 12/1/24	1,000,000	1,006,325
144A, 7.50%, 3/15/25	5,678,000	5,695,119
144A, 7.125%, 6/15/26	5,430,000	5,314,640
144A, 7.875%, 4/15/27	8,793,000	8,604,302
144A, 6.00%, 2/15/28	3,394,000	3,134,427
Howmet Aerospace, Inc.
5.125%, 10/1/24	5,036,000	4,996,719
6.875%, 5/1/25	2,749,000	2,811,837
3.00%, 1/15/29	3,167,000	2,679,995
Rolls-Royce PLC
144A, 3.625%, 10/14/25	4,490,000	4,109,921
144A, 5.75%, 10/15/27	4,490,000	4,278,072
Spirit AeroSystems, Inc.
144A, 7.50%, 4/15/25	5,388,000	5,338,646
4.60%, 6/15/28(a)	3,150,000	2,446,918
144A, 9.375%, 11/30/29	4,041,000	4,263,012
TransDigm, Inc.
144A, 8.00%, 12/15/25	4,939,000	5,045,188
144A, 6.25%, 3/15/26	19,622,000	19,354,096
6.375%, 6/15/26	4,266,000	4,180,680
7.50%, 3/15/27	2,470,000	2,467,221
5.50%, 11/15/27	12,452,000	11,663,726
4.625%, 1/15/29	5,388,000	4,691,941
4.875%, 5/1/29	3,366,000	2,943,319
Triumph Group, Inc.
144A, 8.875%, 6/1/24	3,118,000	3,193,284
144A, 6.25%, 9/15/24	2,654,000	2,524,697
7.75%, 8/15/25	2,207,000	1,895,449

(Cost $119,642,871)		112,639,534

Building Materials - 1.0%
Builders FirstSource, Inc.
144A, 5.00%, 3/1/30	2,470,000	2,193,019
144A, 4.25%, 2/1/32	5,837,000	4,744,240
144A, 6.375%, 6/15/32(a)	3,130,000	2,898,482
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/29	1,810,000	1,224,031
Griffon Corp., 5.75%, 3/1/28	4,546,000	4,226,553
JELD-WEN, Inc.
144A, 4.625%, 12/15/25	1,796,000	1,525,011
144A, 4.875%, 12/15/27	1,810,000	1,420,180
Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28	5,079,000	4,529,554
Standard Industries, Inc.
144A, 5.00%, 2/15/27	3,832,000	3,534,733
144A, 4.75%, 1/15/28	4,514,000	4,097,809
144A, 4.375%, 7/15/30	7,185,000	5,902,118
144A, 3.375%, 1/15/31	4,939,000	3,797,163
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	3,143,000	2,904,918

(Cost $49,474,715)		42,997,811

Electrical Components & Equipment - 0.4%
Energizer Holdings, Inc.
144A, 4.75%, 6/15/28	2,768,000	2,416,305
144A, 4.375%, 3/31/29	3,611,000	3,077,421
WESCO Distribution, Inc.
144A, 7.125%, 6/15/25	6,721,000	6,813,514
144A, 7.25%, 6/15/28	5,911,000	5,963,272

(Cost $19,755,570)		18,270,512

Electronics - 0.6%
Imola Merger Corp., 144A, 4.75%, 5/15/29	9,181,000	8,204,692
Sensata Technologies BV
144A, 5.625%, 11/1/24	1,766,000	1,764,093
144A, 5.00%, 10/1/25	3,090,000	3,046,570
144A, 4.00%, 4/15/29	4,627,000	4,029,516
144A, 5.875%, 9/1/30	2,245,000	2,135,606
Sensata Technologies, Inc.
144A, 4.375%, 2/15/30	2,032,000	1,801,978
144A, 3.75%, 2/15/31	3,337,000	2,748,013

(Cost $26,453,826)		23,730,468

Engineering & Construction - 0.2%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	4,484,000	3,562,022
Fluor Corp., 4.25%, 9/15/28(a)	2,694,000	2,426,767
Promontoria Holding 264 BV, 144A, 7.875%, 3/1/27	1,772,000	1,679,448

(Cost $8,742,905)		7,668,237

Environmental Control - 0.8%
Covanta Holding Corp.
144A, 4.875%, 12/1/29	3,461,000	2,929,096
5.00%, 9/1/30	1,930,000	1,653,132
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	2,092,000	2,003,362
144A, 3.75%, 8/1/25	3,391,000	3,178,961
144A, 5.125%, 12/15/26	2,225,000	2,145,145
144A, 4.00%, 8/1/28	3,341,000	2,871,172
144A, 3.50%, 9/1/28	3,311,000	2,884,195
144A, 4.75%, 6/15/29	3,507,000	3,081,724
144A, 4.375%, 8/15/29	2,489,000	2,138,723
Madison IAQ LLC
144A, 4.125%, 6/30/28	3,143,000	2,703,166
144A, 5.875%, 6/30/29	4,647,000	3,419,649
Stericycle, Inc.
144A, 5.375%, 7/15/24	2,498,000	2,471,771
144A, 3.875%, 1/15/29	2,332,000	2,032,571

(Cost $37,958,009)		33,512,667

Machinery-Diversified - 0.2%
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	1,782,000	1,481,885
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	7,231,000	6,536,643

(Cost $9,175,525)		8,018,528

Miscellaneous Manufacturing - 0.2%
FXI Holdings, Inc.
144A, 7.875%, 11/1/24	2,258,000	1,879,333
144A, 12.25%, 11/15/26	3,421,000	2,805,220
Hillenbrand, Inc., 5.75%, 6/15/25	1,796,000	1,790,100

(Cost $7,725,630)		6,474,653

Packaging & Containers - 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A, 6.00%, 6/15/27	2,944,000	2,877,171
144A, 3.25%, 9/1/28	2,694,000	2,277,027
144A, 4.00%, 9/1/29	4,729,000	3,789,655
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 4/30/25	3,090,000	2,987,489
144A, 4.125%, 8/15/26	5,456,000	4,809,409
144A, 5.25%, 8/15/27	4,667,000	3,538,286
144A, 5.25%, 8/15/27	3,592,000	2,723,275
Ball Corp.
4.00%, 11/15/23	1,734,000	1,699,667
5.25%, 7/1/25	4,446,000	4,437,108
4.875%, 3/15/26	3,311,000	3,208,160
6.875%, 3/15/28	2,600,000	2,688,530
2.875%, 8/15/30	5,952,000	4,768,038
3.125%, 9/15/31	3,833,000	3,050,406
Berry Global, Inc., 144A, 5.625%, 7/15/27	2,207,000	2,155,640
Clydesdale Acquisition Holdings, Inc.
144A, 6.625%, 4/15/29	2,245,000	2,163,566
144A, 8.75%, 4/15/30	4,984,000	4,489,338
Crown Americas LLC, 144A, 5.25%, 4/1/30	2,262,000	2,091,592
Graphic Packaging International LLC
144A, 3.50%, 3/15/28	2,036,000	1,773,724
144A, 3.75%, 2/1/30	1,810,000	1,539,776
LABL, Inc.
144A, 6.75%, 7/15/26	3,090,000	2,965,087
144A, 10.50%, 7/15/27	3,277,000	3,019,379
144A, 5.875%, 11/1/28	2,245,000	1,989,736
144A, 8.25%, 11/1/29	2,081,000	1,675,205
Mauser Packaging Solutions Holding Co.
144A, 5.50%, 4/15/24	6,533,000	6,427,329
144A, 7.25%, 4/15/25	6,108,000	5,567,381
OI European Group BV, 144A, 4.75%, 2/15/30	1,766,000	1,526,813

Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	2,847,000	2,742,963
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	4,490,000	3,933,083
Sealed Air Corp.
144A, 5.125%, 12/1/24	1,908,000	1,904,318
144A, 5.50%, 9/15/25	1,766,000	1,754,689
144A, 4.00%, 12/1/27	1,908,000	1,715,120
144A, 5.00%, 4/15/29	1,913,000	1,781,022
Silgan Holdings, Inc., 4.125%, 2/1/28	2,686,000	2,493,535
Trivium Packaging Finance BV
144A, 5.50%, 8/15/26	4,751,000	4,448,729
144A, 8.50%, 8/15/27	3,167,000	2,968,997

(Cost $114,923,113)		103,981,243

Transportation - 0.1%
Seaspan Corp., 144A, 5.50%, 8/1/29
(Cost $3,249,523)	3,368,000	2,598,951

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC
144A, 6.50%, 10/1/25	2,919,000	2,807,275
144A, 9.75%, 8/1/27	1,766,000	1,784,570
144A, 5.50%, 5/1/28	4,490,000	3,909,106

(Cost $9,407,173)		8,500,951

Technology - 4.6%
Computers - 1.6%
Booz Allen Hamilton, Inc.
144A, 3.875%, 9/1/28	3,349,000	3,015,674
144A, 4.00%, 7/1/29	2,245,000	1,994,862
Condor Merger Sub, Inc., 144A, 7.375%, 2/15/30	9,070,000	7,439,444
Diebold Nixdorf, Inc.
8.50%, 4/15/24	1,766,000	962,559
144A, 9.375%, 7/15/25	3,167,000	2,240,740
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26	5,783,000	896,365
NCR Corp.
144A, 5.75%, 9/1/27	2,224,000	2,160,138
144A, 5.00%, 10/1/28	2,909,000	2,528,110
144A, 5.125%, 4/15/29	5,490,000	4,741,330
144A, 6.125%, 9/1/29	2,207,000	2,144,685
144A, 5.25%, 10/1/30	1,976,000	1,667,213
Presidio Holdings, Inc.
144A, 4.875%, 2/1/27	2,336,000	2,183,693
144A, 8.25%, 2/1/28	2,470,000	2,215,076
Seagate HDD Cayman
4.875%, 3/1/24	2,207,000	2,165,299
4.75%, 1/1/25	2,070,000	2,010,125
4.875%, 6/1/27(a)	2,229,000	2,085,616
4.091%, 6/1/29	2,237,000	1,855,021
3.125%, 7/15/29	160,000	124,123
4.125%, 1/15/31	937,000	732,521
3.375%, 7/15/31	281,000	217,526
144A, 9.625%, 12/1/32	4,537,815	4,745,819
Vericast Corp., 144A, 11.00%, 9/15/26	5,552,578	5,753,859
Western Digital Corp.
4.75%, 2/15/26	10,518,000	9,968,750
2.85%, 2/1/29	2,375,000	1,890,975
3.10%, 2/1/32	2,245,000	1,663,276

(Cost $77,530,959)		67,402,799

Office/Business Equipment - 0.2%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	1,766,000	1,391,785
Xerox Holdings Corp.
144A, 5.00%, 8/15/25	3,468,000	3,230,442
144A, 5.50%, 8/15/28	3,368,000	2,714,776

(Cost $8,635,711)		7,337,003

Semiconductors - 0.3%
ams-OSRAM AG, 144A, 7.00%, 7/31/25	1,986,000	1,828,590
Entegris Escrow Corp., 144A, 5.95%, 6/15/30	4,050,000	3,789,641
Entegris, Inc.
144A, 4.375%, 4/15/28	1,810,000	1,598,244
144A, 3.625%, 5/1/29(a)	1,810,000	1,504,255
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	3,167,000	2,791,502

(Cost $12,396,710)		11,512,232

Software - 2.5%
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30	10,693,000	8,020,864
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	4,414,000	3,934,728
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	2,669,000	2,595,611
Clarivate Science Holdings Corp.
144A, 3.875%, 7/1/28	4,306,000	3,864,140
144A, 4.875%, 7/1/29	4,137,000	3,547,436
Cloud Software Group Holdings, Inc., 144A, 6.50%, 3/31/29	18,181,000	15,734,407
Fair Isaac Corp.
144A, 5.25%, 5/15/26	1,766,000	1,753,267
144A, 4.00%, 6/15/28	4,123,000	3,777,616
MicroStrategy, Inc., 144A, 6.125%, 6/15/28(a)	2,224,000	1,651,581

MSCI, Inc.
144A, 4.00%, 11/15/29	4,490,000	3,971,248
144A, 3.625%, 9/1/30	4,041,000	3,398,566
144A, 3.875%, 2/15/31	4,490,000	3,907,019
144A, 3.625%, 11/1/31	2,957,000	2,458,080
144A, 3.25%, 8/15/33	3,143,000	2,472,014
Open Text Corp.
144A, 3.875%, 2/15/28	4,141,000	3,498,317
144A, 3.875%, 12/1/29	3,846,000	3,071,085
Open Text Holdings, Inc.
144A, 4.125%, 2/15/30	4,072,000	3,302,983
144A, 4.125%, 12/1/31	2,869,000	2,229,873
PTC, Inc.
144A, 3.625%, 2/15/25	2,223,000	2,106,648
144A, 4.00%, 2/15/28	2,303,000	2,080,350
Rackspace Technology Global, Inc.
144A, 3.50%, 2/15/28	2,428,000	1,668,327
144A, 5.375%, 12/1/28	2,522,000	1,154,264
ROBLOX Corp., 144A, 3.875%, 5/1/30	4,490,000	3,677,310
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	9,081,000	8,611,740
Twilio, Inc.
3.625%, 3/15/29	2,335,000	1,929,317
3.875%, 3/15/31	2,307,000	1,874,438
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	7,898,000	5,662,326

(Cost $118,039,530)		101,953,555

Utilities - 2.6%
Electric - 2.3%
Calpine Corp.
144A, 5.25%, 6/1/26	1,854,000	1,778,200
144A, 4.50%, 2/15/28	5,863,000	5,363,174
144A, 5.125%, 3/15/28	6,286,000	5,638,024
144A, 4.625%, 2/1/29	2,919,000	2,523,953
144A, 5.00%, 2/1/31	3,817,000	3,315,098
144A, 3.75%, 3/1/31	4,041,000	3,326,242
Clearway Energy Operating LLC
144A, 4.75%, 3/15/28	3,817,000	3,531,732
144A, 3.75%, 2/15/31	4,254,000	3,594,205
DPL, Inc., 4.125%, 7/1/25	1,827,000	1,723,223
FirstEnergy Corp.
Series B, 4.40%, 7/15/27	6,787,000	6,408,557
2.65%, 3/1/30	2,715,000	2,249,459
Series B, 2.25%, 9/1/30	1,986,000	1,581,988
NextEra Energy Operating Partners LP
144A, 4.25%, 7/15/24	3,090,000	2,982,114
144A, 3.875%, 10/15/26	2,207,000	2,074,072
144A, 4.50%, 9/15/27	2,529,000	2,383,102
NRG Energy, Inc.
5.75%, 1/15/28	3,687,000	3,535,096
144A, 3.375%, 2/15/29	2,262,000	1,879,675
144A, 5.25%, 6/15/29	3,461,000	3,193,811
144A, 3.625%, 2/15/31	4,625,000	3,703,862
144A, 3.875%, 2/15/32	5,019,000	4,040,295
PG&E Corp.
5.00%, 7/1/28(a)	4,490,000	4,103,950
5.25%, 7/1/30	4,490,000	4,070,881
TransAlta Corp., 7.75%, 11/15/29	2,072,000	2,131,301
Vistra Operations Co. LLC
144A, 5.50%, 9/1/26	4,446,000	4,322,842
144A, 5.625%, 2/15/27	5,882,000	5,692,481
144A, 5.00%, 7/31/27	5,884,000	5,530,144
144A, 4.375%, 5/1/29	5,786,000	5,094,591

(Cost $107,216,909)		95,772,072

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	2,980,000	2,942,914
5.50%, 5/20/25	3,114,000	3,024,628
5.875%, 8/20/26	3,054,000	2,912,967
5.75%, 5/20/27	2,375,000	2,269,443

(Cost $12,080,207)		11,149,952

TOTAL CORPORATE BONDS (Cost $4,533,949,215)		3,965,676,860

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
(Cost $90,650,138)	90,650,138	90,650,138

CASH EQUIVALENTS - 0.7%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
(Cost $29,384,097)	29,384,097	29,384,097

TOTAL INVESTMENTS - 100.6% (Cost $4,653,983,450)		$4,085,711,095
Other assets and liabilities, net - (0.6%)		(25,575,426)

NET ASSETS - 100.0%		$4,060,135,669

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

CORPORATE BONDS — 0.0%
Financial — 0.0%
Deutsche Bank AG, 5.882%, 7/08/31(d)
1,711,027	573,064		(2,188,899)	(536,171)	440,979	19,503	—	—	—
Deutsche Bank AG, 3.729%, 1/14/32(d)
3,593,664	619,222		(4,058,837)	(1,424,285)	1,270,236	29,417	—	—	—
Deutsche Bank AG, 3.742%, 1/07/33(d)
3,472,027	592,104		(3,923,327)	(1,320,470)	1,179,666	29,725	—	—	—
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
78,245,816	12,404,322	(e)	—	—	—	520,768	—	90,650,138	90,650,138
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
21,909,142	84,667,650		(77,192,695)	—	—	122,084	—	29,384,097	29,384,097

108,931,676	98,856,362		(87,363,758)	(3,280,926)	2,890,881	721,497	—	120,034,235	120,034,235

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $94,427,367, which is 2.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,925,198.

(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$3,965,676,860	$—	$3,965,676,860
Short-Term Investments(a)	120,034,235	—	—	120,034,235

TOTAL	$120,034,235	$3,965,676,860	$—	$4,085,711,095

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYLB-PH1

R-089711-1 (5/24) DBX005195 (5/24)